Stock-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
Stock option activity for the nine months ended September 30, 2013 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Granted	37,500	3.20	3.20	—	—
Exercised	—	—	—	—	—
Canceled and forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding, September 30, 2013	1,134,000	$0.12-$3.20	$2.00	3.94 years	$1,356,400
Exercisable, September 30, 2013	815,438		$1.73		$1,201,075
Vested and expected to vest, September 30, 2013	1,134,000		$2.00		$1,356,400

Stock option activity for the year ended December 31, 2012, 2011, and 2010, was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2009	595,000	$0.12 - $2.00	$1.28	4.27 years	$793,500
Granted	25,000	$2.60	$2.60
Exercised
Canceled and forfeited
Repurchased
Expired
Outstanding, December 31, 2010	620,000	$0.12 - $2.60	$1.20	3.30 years	$793,500
Exercisable, December 31, 2010	307,500		$1.12		$451,000
Vested and expected to vest, December 31, 2010	620,000		$1.20		$793,500
Outstanding, December 31, 2010	620,000	$0.12 - $2.60	$1.28	3.30 years	$793,500
Granted	511,500	$2.60 - $2.80	$2.60
Exercised	—	—	—
Canceled and forfeited	—	—	—
Repurchased	(12,500)	$1.00	$1.00
Expired	(23,750)	$1.20 - $2.60	$1.48
Outstanding, December 31, 2011	1,095,250	$0.12 - $2.80	$1.92	5.53 years	$1,387,150
Exercisable, December 31, 2011	418,438		$1.24		$815,125
Vested and expected to vest, December 31, 2011	1,025,250		$1.92		$1,387,150
Outstanding, December 31, 2011	1,095,250	$0.12 - $2.80	$1.92	5.53 years	$1,387,150
Granted	17,500	$3.20	$3.20
Exercised	—	—	—
Canceled and forfeited	(15,938)	$1.20 - $2.60	$1.28
Expired	(313)	$2.60	$2.60
Outstanding, December 31, 2012	1,096,500	$0.12 - $3.20	$1.96	4.66 years	$1,356,400
Exercisable, December 31, 2012	662,563		$1.56		$1,096,225
Vested and expected to vest, December 31, 2012	1,096,500		$1.96		$1,356,400

Summary of Weighted Average Assumptions Used in Black-Scholes Option Pricing
The weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Stock option awards:
Expected life	6.25 years	6.25 years	5 years
Risk-free interest rate	0.70%	2.46%	2.46%
Expected volatility	35.9% - 36.0%	33.8% - 35.5%	33.3%

Schedule of Restricted Stock Activity
Restricted stock activity for the nine months ended September 30, 2013 as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	399,070	$1.44
Granted	—	—
Vested	—	—
Forfeited	(37,500)	2.60
Unvested, September 30, 2013	361,570	$1.31

Restricted stock activity for the years ended December 31, 2012 and 2011 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2009	414,106	$1.24
Granted	19,211	2.60
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2010	433,317	$1.28
Unvested, December 31, 2010	433,317	$1.28
Granted	50,000	2.60
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2011	483,317	$1.44
Unvested, December 31, 2011	483,317	$1.44
Granted	—	—
Vested	—	—
Forfeited	(84,247	1.36
Unvested, December 31, 2012	399,070	$1.44

Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
Stock option activity relating to Ilios for the nine months ended September 30, 2013 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, September 30, 2013	575,000	$0.10-$0.50	$0.29	6.69 years	$120,000
Exercisable, September 30, 2013	62,500		$0.50		$—
Vested and expected to vest, September 30, 2013	575,000		$0.29		$120,000

Stock option activity for the year ended December 31, 2012, 2011, and 2010, was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2009	595,000	$0.12 - $2.00	$1.28	4.27 years	$793,500
Granted	25,000	$2.60	$2.60
Exercised
Canceled and forfeited
Repurchased
Expired
Outstanding, December 31, 2010	620,000	$0.12 - $2.60	$1.20	3.30 years	$793,500
Exercisable, December 31, 2010	307,500		$1.12		$451,000
Vested and expected to vest, December 31, 2010	620,000		$1.20		$793,500
Outstanding, December 31, 2010	620,000	$0.12 - $2.60	$1.28	3.30 years	$793,500
Granted	511,500	$2.60 - $2.80	$2.60
Exercised	—	—	—
Canceled and forfeited	—	—	—
Repurchased	(12,500)	$1.00	$1.00
Expired	(23,750)	$1.20 - $2.60	$1.48
Outstanding, December 31, 2011	1,095,250	$0.12 - $2.80	$1.92	5.53 years	$1,387,150
Exercisable, December 31, 2011	418,438		$1.24		$815,125
Vested and expected to vest, December 31, 2011	1,025,250		$1.92		$1,387,150
Outstanding, December 31, 2011	1,095,250	$0.12 - $2.80	$1.92	5.53 years	$1,387,150
Granted	17,500	$3.20	$3.20
Exercised	—	—	—
Canceled and forfeited	(15,938)	$1.20 - $2.60	$1.28
Expired	(313)	$2.60	$2.60
Outstanding, December 31, 2012	1,096,500	$0.12 - $3.20	$1.96	4.66 years	$1,356,400
Exercisable, December 31, 2012	662,563		$1.56		$1,096,225
Vested and expected to vest, December 31, 2012	1,096,500		$1.96		$1,356,400

Summary of Weighted Average Assumptions Used in Black-Scholes Option Pricing
For the Ilios awards, the weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012 and 2011 are as follows:

	2012	2011
Stock option awards:
Expected life	6.25 years	6.25 years
Risk-free interest rate	2.03%	2.03%
Expected volatility	36.1%	34.2%

Schedule of Restricted Stock Activity
Restricted stock activity for the Ilios awards, for the nine months ended September 30, 2013 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	510,000	$0.26
Granted	—	—
Vested	—	—
Forfeited	(200,000)	0.50
Unvested, September 30, 2013	310,000	$0.10

Restricted stock activity for the Ilios awards, for the years ended December 31, 2012, 2011, and 2010 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2009	360,000	$0.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2010	360,000	$0.10
Unvested, December 31, 2010	360,000	$0.10
Granted	200,000	0.50
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2011	560,000	$0.24
Unvested, December 31, 2011	560,000	$0.24
Granted	—	—
Vested	—	—
Forfeited	(50,000)	0.10
Unvested, December 31, 2012	510,000	$0.26